American Century Investments®
Quarterly Portfolio Holdings
Avantis® Responsible U.S. Equity ETF (AVSU)
November 30, 2025

Avantis Responsible U.S. Equity ETF - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.1%
AerSale Corp.(1)	4	26
Hexcel Corp.	1,384	105,502
Howmet Aerospace, Inc.	307	62,809
L3Harris Technologies, Inc.	323	90,017
Northrop Grumman Corp.	306	175,108
Woodward, Inc.	27	8,101
		441,563
Air Freight and Logistics — 0.7%
CH Robinson Worldwide, Inc.	892	141,712
Expeditors International of Washington, Inc.	4,967	729,652
FedEx Corp.	5,000	1,378,400
Forward Air Corp.(1)	15	345
GXO Logistics, Inc.(1)	152	7,712
Hub Group, Inc., Class A	2,543	98,084
Radiant Logistics, Inc.(1)	2,996	18,695
United Parcel Service, Inc., Class B	8,791	842,090
		3,216,690
Automobile Components — 0.5%
American Axle & Manufacturing Holdings, Inc.(1)(2)	5,806	38,145
Aptiv PLC(1)	2,550	197,753
Autoliv, Inc.	3,605	425,354
BorgWarner, Inc.	9,937	427,887
Dana, Inc.	7,410	166,058
Dorman Products, Inc.(1)	830	109,784
Fox Factory Holding Corp.(1)	12	177
Gentex Corp.	4,891	111,662
Gentherm, Inc.(1)	521	18,584
Goodyear Tire & Rubber Co.(1)	12,313	106,631
LCI Industries	1,005	114,238
Lear Corp.	1,684	180,794
Motorcar Parts of America, Inc.(1)	1,016	13,391
Patrick Industries, Inc.	150	16,233
Phinia, Inc.	2,446	132,304
Standard Motor Products, Inc.	476	17,869
Visteon Corp.	1,150	118,738
		2,195,602
Automobiles — 0.9%
Ford Motor Co.	89,705	1,191,282
General Motors Co.	29,295	2,153,768
Harley-Davidson, Inc.	5,781	141,577
Lucid Group, Inc.(1)(2)	262	3,571
Rivian Automotive, Inc., Class A(1)	525	8,852
Tesla, Inc.(1)	983	422,857
Thor Industries, Inc.	1,842	194,552
Winnebago Industries, Inc.	1,497	54,177
		4,170,636
Banks — 5.9%
ACNB Corp.	12	581
Amalgamated Financial Corp.	213	6,252

Amerant Bancorp, Inc.	1,255	23,607
Associated Banc-Corp.	5,251	138,049
Atlantic Union Bankshares Corp.	3,358	113,601
Banc of California, Inc.	1,556	28,693
BancFirst Corp.	476	52,760
Bancorp, Inc.(1)	2,284	146,336
Bank First Corp.	26	3,243
Bank of America Corp.	46,546	2,497,193
Bank of Hawaii Corp.	1,358	89,003
Bank of NT Butterfield & Son Ltd.	2,162	100,403
Bank OZK	4,176	192,180
BankUnited, Inc.	2,954	127,642
Banner Corp.	1,395	87,620
Bar Harbor Bankshares	656	19,575
BayCom Corp.	48	1,401
Beacon Financial Corp.	1,376	35,212
BOK Financial Corp.	894	100,682
Business First Bancshares, Inc.	222	5,776
Byline Bancorp, Inc.	836	23,341
Camden National Corp.	476	19,249
Central Pacific Financial Corp.	1,220	36,283
Citigroup, Inc.	23,916	2,477,698
Citizens Financial Group, Inc.	10,926	591,097
City Holding Co.	8	970
Columbia Banking System, Inc.	9,886	274,040
Columbia Financial, Inc.(1)	836	13,234
Comerica, Inc.	4,162	334,542
Commerce Bancshares, Inc.	2,893	155,962
Community Financial System, Inc.	854	48,473
Cullen/Frost Bankers, Inc.	1,085	134,236
Customers Bancorp, Inc.(1)	1,416	97,562
CVB Financial Corp.	3,158	62,149
Dime Community Bancshares, Inc.	1,413	40,059
Eagle Bancorp, Inc.	1,016	19,274
East West Bancorp, Inc.	4,406	470,120
Enterprise Financial Services Corp.	113	6,171
Farmers & Merchants Bancorp, Inc.	476	11,662
Farmers National Banc Corp.	385	5,232
FB Financial Corp.	935	52,229
Fifth Third Bancorp	14,700	638,862
First BanCorp	7,430	146,891
First Bancorp, Inc.	656	16,787
First Bancorp/Southern Pines NC	54	2,755
First Busey Corp.	3,399	80,012
First Business Financial Services, Inc.	39	2,037
First Commonwealth Financial Corp.	2,838	46,118
First Financial Bancorp	2,452	61,006
First Financial Bankshares, Inc.	2,327	72,695
First Financial Corp.	2	117
First Hawaiian, Inc.	2,908	72,467
First Horizon Corp.	12,469	278,557
First Interstate BancSystem, Inc., Class A	1,376	45,188
First Merchants Corp.	1,319	48,592
First Mid Bancshares, Inc.	571	21,732
Flushing Financial Corp.	1,016	16,673

FNB Corp.	9,914	164,969
FS Bancorp, Inc.	656	26,863
German American Bancorp, Inc.	656	26,043
Glacier Bancorp, Inc.	1,133	47,926
Heritage Financial Corp.	9	215
Hilltop Holdings, Inc.	1,192	40,909
Home BancShares, Inc.	3,720	104,383
HomeTrust Bancshares, Inc.	30	1,230
Hope Bancorp, Inc.	3,944	41,885
Horizon Bancorp, Inc.	375	6,428
Huntington Bancshares, Inc.	21,994	358,502
Independent Bank Corp.	1,034	74,500
Independent Bank Corp. (Michigan)	836	27,295
JPMorgan Chase & Co.	22,192	6,947,871
KeyCorp	27,173	499,440
Lakeland Financial Corp.	520	30,295
M&T Bank Corp.	4,068	773,815
Mechanics Bancorp(1)	836	12,991
Mercantile Bank Corp.	577	26,530
Meridian Corp.	491	7,846
National Bank Holdings Corp., Class A	1,025	38,140
NB Bancorp, Inc.	1,755	34,380
NBT Bancorp, Inc.	1,665	69,031
Nicolet Bankshares, Inc.	30	3,779
Northeast Bank	476	42,307
Northfield Bancorp, Inc.	1,376	14,792
OFG Bancorp	2,091	83,075
Old National Bancorp	7,122	154,761
Old Second Bancorp, Inc.	989	18,643
OP Bancorp	375	5,044
Origin Bancorp, Inc.	185	6,732
Park National Corp.	17	2,610
Pathward Financial, Inc.	1,505	108,209
PCB Bancorp	836	18,158
Peoples Bancorp, Inc.	1,039	30,786
Pinnacle Financial Partners, Inc.	1,281	117,442
PNC Financial Services Group, Inc.	4,369	833,256
Popular, Inc.	3,594	412,268
Prosperity Bancshares, Inc.	1,859	127,732
Provident Financial Services, Inc.	3,913	75,051
QCR Holdings, Inc.	90	7,347
Regions Financial Corp.	24,353	619,784
Renasant Corp.	1,386	49,120
S&T Bancorp, Inc.	108	4,264
Seacoast Banking Corp. of Florida	1,597	50,401
Sierra Bancorp	656	20,375
Simmons First National Corp., Class A	2,088	38,732
Southern Missouri Bancorp, Inc.	296	16,662
Southside Bancshares, Inc.	930	27,277
Southstate Bank Corp.	1,282	114,752
Stock Yards Bancorp, Inc.	4	265
Synovus Financial Corp.	5,586	269,245
TFS Financial Corp.	1,196	17,043
Towne Bank	165	5,536
TriCo Bancshares	126	6,061

Truist Financial Corp.	14,940	694,710
TrustCo Bank Corp.	656	27,637
Trustmark Corp.	218	8,480
U.S. Bancorp	15,241	747,571
UMB Financial Corp.	1,808	200,833
United Community Banks, Inc.	3,164	96,692
Valley National Bancorp	7,156	81,006
WaFd, Inc.	1,964	62,180
Webster Financial Corp.	3,793	226,063
WesBanco, Inc.	40	1,291
Westamerica Bancorporation	869	41,695
Western Alliance Bancorp	2,830	230,730
Wintrust Financial Corp.	2,053	275,143
Zions Bancorp NA	5,333	283,876
		25,834,784
Beverages — 0.7%
Brown-Forman Corp., Class A	224	6,386
Brown-Forman Corp., Class B	1,596	46,252
Coca-Cola Co.	19,906	1,455,527
Constellation Brands, Inc., Class A	1,507	205,525
Keurig Dr. Pepper, Inc.	4,629	129,149
Molson Coors Beverage Co., Class B	4,154	193,203
PepsiCo, Inc.	7,656	1,138,753
		3,174,795
Biotechnology — 2.8%
AbbVie, Inc.	11,173	2,544,092
ACADIA Pharmaceuticals, Inc.(1)	321	8,038
Agios Pharmaceuticals, Inc.(1)	1,068	31,186
Alkermes PLC(1)	1,365	40,377
Alnylam Pharmaceuticals, Inc.(1)	12	5,415
Altimmune, Inc.(1)	763	4,013
Amgen, Inc.	3,830	1,323,112
AnaptysBio, Inc.(1)	18	750
Anika Therapeutics, Inc.(1)	385	3,804
Apogee Therapeutics, Inc.(1)	17	1,223
Biogen, Inc.(1)	1,795	326,852
BioMarin Pharmaceutical, Inc.(1)	2,271	127,017
Catalyst Pharmaceuticals, Inc.(1)	5,814	136,106
CRISPR Therapeutics AG(1)	289	15,453
Cytokinetics, Inc.(1)(2)	570	38,834
Denali Therapeutics, Inc.(1)	828	16,121
Dynavax Technologies Corp.(1)	6,076	69,084
Emergent BioSolutions, Inc.(1)	911	10,176
Enanta Pharmaceuticals, Inc.(1)	296	4,179
Entrada Therapeutics, Inc.(1)	742	7,620
Exact Sciences Corp.(1)	253	25,626
Exelixis, Inc.(1)	6,228	275,091
Gilead Sciences, Inc.	21,828	2,746,835
GRAIL, Inc.(1)	181	19,981
Halozyme Therapeutics, Inc.(1)	4,022	287,171
Incyte Corp.(1)	2,635	275,252
Insmed, Inc.(1)	125	25,971
Ionis Pharmaceuticals, Inc.(1)	38	3,144
Kura Oncology, Inc.(1)	1,215	14,750
Madrigal Pharmaceuticals, Inc.(1)	8	4,776

Merus NV(1)	8	769
Moderna, Inc.(1)(2)	4,086	106,154
Monte Rosa Therapeutics, Inc.(1)(2)	4,202	67,946
Myriad Genetics, Inc.(1)	3	23
Neurocrine Biosciences, Inc.(1)	1,095	166,615
PTC Therapeutics, Inc.(1)	587	50,476
Regeneron Pharmaceuticals, Inc.	1,060	827,001
REGENXBIO, Inc.(1)	1,617	21,652
Relay Therapeutics, Inc.(1)	5	40
Rigel Pharmaceuticals, Inc.(1)	1,135	57,306
Rocket Pharmaceuticals, Inc.(1)	2	7
Sionna Therapeutics, Inc.(1)	936	40,781
Tyra Biosciences, Inc.(1)(2)	10	226
United Therapeutics Corp.(1)	1,146	556,956
Vanda Pharmaceuticals, Inc.(1)	1,556	8,340
Vaxcyte, Inc.(1)	28	1,389
Vertex Pharmaceuticals, Inc.(1)	4,659	2,020,189
Xencor, Inc.(1)	1,032	17,874
Zenas Biopharma, Inc.(1)(2)	1,248	48,460
		12,384,253
Broadline Retail — 3.8%
Amazon.com, Inc.(1)	57,390	13,384,496
Coupang, Inc.(1)	24,713	695,918
Dillard's, Inc., Class A	113	75,717
eBay, Inc.	2,536	209,956
Etsy, Inc.(1)	983	53,298
Kohl's Corp.	6,558	161,261
Macy's, Inc.	14,697	328,625
MercadoLibre, Inc.(1)	681	1,410,882
Ollie's Bargain Outlet Holdings, Inc.(1)	1,263	155,488
		16,475,641
Building Products — 1.2%
A.O. Smith Corp.	3,597	237,330
AAON, Inc.	1,238	115,728
Advanced Drainage Systems, Inc.	3,106	473,292
Allegion PLC	904	150,091
Apogee Enterprises, Inc.	1,028	37,429
Armstrong World Industries, Inc.	2,047	388,398
AZZ, Inc.	4	422
Builders FirstSource, Inc.(1)	2,917	327,375
Carlisle Cos., Inc.	1,480	470,744
Carrier Global Corp.	3,938	216,117
Fortune Brands Innovations, Inc.	960	49,565
Gibraltar Industries, Inc.(1)	1,653	82,584
Griffon Corp.	2,204	165,300
Hayward Holdings, Inc.(1)	1,016	16,713
Insteel Industries, Inc.	836	25,565
Janus International Group, Inc.(1)	6,124	38,030
JELD-WEN Holding, Inc.(1)	3,821	10,202
Johnson Controls International PLC	1,605	186,678
Lennox International, Inc.	570	284,356
Masco Corp.	1,231	79,855
Masterbrand, Inc.(1)	5,663	62,803
Modine Manufacturing Co.(1)	3,339	541,352
Owens Corning	2,295	259,886

Quanex Building Products Corp.	1,959	25,389
Simpson Manufacturing Co., Inc.	1,246	208,555
Trane Technologies PLC	937	394,927
Trex Co., Inc.(1)	2,833	99,098
UFP Industries, Inc.	766	71,230
Zurn Elkay Water Solutions Corp.	2,065	98,500
		5,117,514
Capital Markets — 4.9%
Affiliated Managers Group, Inc.	116	31,184
Ameriprise Financial, Inc.	3,171	1,445,152
Ares Management Corp., Class A	1,102	172,849
Artisan Partners Asset Management, Inc., Class A	2,370	98,308
Bank of New York Mellon Corp.	10,741	1,204,066
Blackrock, Inc.	694	726,826
Blackstone, Inc.	4,767	697,984
Carlyle Group, Inc.	7,948	433,404
Cboe Global Markets, Inc.	686	177,105
Charles Schwab Corp.	12,209	1,132,141
CME Group, Inc.	2,753	774,859
Cohen & Steers, Inc.	1,029	65,084
Coinbase Global, Inc., Class A(1)	2,064	563,100
Diamond Hill Investment Group, Inc.	116	13,688
Donnelley Financial Solutions, Inc.(1)	656	32,183
Evercore, Inc., Class A	1,242	397,527
FactSet Research Systems, Inc.	535	148,339
Federated Hermes, Inc.	1,775	89,052
Franklin Resources, Inc.	5,544	125,239
Goldman Sachs Group, Inc.	4,173	3,447,065
Houlihan Lokey, Inc.	50	8,770
Intercontinental Exchange, Inc.	1,446	227,456
Invesco Ltd.	9,174	224,304
Janus Henderson Group PLC	3,238	141,533
Jefferies Financial Group, Inc.	3,876	223,103
KKR & Co., Inc.	7,085	866,566
Lazard, Inc.	3,583	180,941
LPL Financial Holdings, Inc.	1,316	468,549
MarketAxess Holdings, Inc.	514	84,239
Moelis & Co., Class A	2,079	133,409
Moody's Corp.	929	455,935
Morgan Stanley	13,209	2,241,039
Morningstar, Inc.	116	24,924
MSCI, Inc.	128	72,156
Nasdaq, Inc.	476	43,278
Northern Trust Corp.	4,064	533,766
Piper Sandler Cos.	882	296,264
Raymond James Financial, Inc.	4,765	745,913
S&P Global, Inc.	1,506	751,238
SEI Investments Co.	3,974	321,338
State Street Corp.	5,214	620,570
Stifel Financial Corp.	3,777	460,794
T. Rowe Price Group, Inc.	2,562	262,298
Tradeweb Markets, Inc., Class A	663	72,174
Victory Capital Holdings, Inc., Class A	1,315	82,700
Virtu Financial, Inc., Class A	126	4,506
WisdomTree, Inc.(2)	5,673	62,630
		21,385,548

Chemicals — 0.4%
Albemarle Corp.	1,654	215,004
Ashland, Inc.	1,268	67,077
Avient Corp.	1,622	49,617
Axalta Coating Systems Ltd.(1)	3,146	94,789
Balchem Corp.	4	625
DuPont de Nemours, Inc.	3,990	158,682
Element Solutions, Inc.	836	21,669
FMC Corp.	3,640	52,016
Hawkins, Inc.	1,258	163,565
Huntsman Corp.	6,567	68,428
Ingevity Corp.(1)	1,399	73,070
International Flavors & Fragrances, Inc.	1,536	106,721
Koppers Holdings, Inc.	478	14,182
Minerals Technologies, Inc.	1,493	87,565
PPG Industries, Inc.	1,179	117,947
PureCycle Technologies, Inc.(1)(2)	1,889	16,623
Quaker Chemical Corp.	391	53,899
RPM International, Inc.	290	31,103
Sherwin-Williams Co.	386	132,664
Stepan Co.	558	25,294
		1,550,540
Commercial Services and Supplies — 0.4%
ACCO Brands Corp.	1,559	5,363
Brady Corp., Class A	1,211	94,749
Cintas Corp.	2,935	545,969
Civeo Corp.(2)	836	18,634
Clean Harbors, Inc.(1)	792	180,228
Copart, Inc.(1)	9,273	361,462
Deluxe Corp.	590	11,989
Ennis, Inc.	1,016	17,719
Healthcare Services Group, Inc.(1)	1,286	24,151
HNI Corp.	2,077	86,237
Interface, Inc.	4,254	118,729
Liquidity Services, Inc.(1)	1,196	35,928
MSA Safety, Inc.	258	41,615
OPENLANE, Inc.(1)	104	2,646
Pitney Bowes, Inc.	670	6,606
Rollins, Inc.	1,576	96,892
Steelcase, Inc., Class A	5,470	89,106
Tetra Tech, Inc.	1,432	49,748
UniFirst Corp.	190	32,784
Veralto Corp.	577	58,404
Vestis Corp.(2)	294	1,905
		1,880,864
Communications Equipment — 0.8%
ADTRAN Holdings, Inc.(1)	867	6,875
Arista Networks, Inc.(1)	9,830	1,284,584
Ciena Corp.(1)	3,029	618,552
Cisco Systems, Inc.	11,077	852,264
Extreme Networks, Inc.(1)	1,581	27,668
F5, Inc.(1)	327	78,205
Lumentum Holdings, Inc.(1)	16	5,203
Motorola Solutions, Inc.	578	213,675
NETGEAR, Inc.(1)	507	13,410

NetScout Systems, Inc.(1)	233	6,263
Viasat, Inc.(1)	7,096	243,606
Viavi Solutions, Inc.(1)	6	108
		3,350,413
Construction and Engineering — 0.1%
AECOM	40	4,125
API Group Corp.(1)	615	24,329
Centuri Holdings, Inc.(1)	983	22,108
Comfort Systems USA, Inc.	49	47,870
Everus Construction Group, Inc.(1)	2,511	230,912
Granite Construction, Inc.	28	3,011
Limbach Holdings, Inc.(1)(2)	1,006	71,175
Matrix Service Co.(1)	1,669	19,511
MYR Group, Inc.(1)	14	3,140
WillScot Holdings Corp.	4,195	82,851
		509,032
Construction Materials — 0.0%
James Hardie Industries PLC(1)	1,257	24,863
Knife River Corp.(1)	372	27,841
Vulcan Materials Co.	567	168,535
		221,239
Consumer Finance — 1.9%
Ally Financial, Inc.	12,155	502,002
American Express Co.	3,699	1,351,134
Bread Financial Holdings, Inc.	2,476	167,699
Capital One Financial Corp.	15,820	3,465,687
Credit Acceptance Corp.(1)(2)	110	50,817
Encore Capital Group, Inc.(1)	1,530	79,392
Enova International, Inc.(1)	661	86,650
Green Dot Corp., Class A(1)	1,376	17,296
LendingClub Corp.(1)	4,898	88,654
Navient Corp.	5,004	62,050
Nelnet, Inc., Class A	300	38,772
OneMain Holdings, Inc.	5,138	318,710
PRA Group, Inc.(1)	656	10,627
PROG Holdings, Inc.	1,602	46,106
Regional Management Corp.	476	18,107
SLM Corp.	13,187	386,379
SoFi Technologies, Inc.(1)	8,634	256,602
Synchrony Financial	16,841	1,302,820
World Acceptance Corp.(1)	116	17,941
		8,267,445
Consumer Staples Distribution & Retail — 2.7%
Andersons, Inc.	1,365	70,297
Chefs' Warehouse, Inc.(1)	577	35,382
Costco Wholesale Corp.	3,859	3,525,544
Dollar General Corp.	3,086	337,886
Dollar Tree, Inc.(1)	4,821	534,215
Kroger Co.	18,776	1,263,249
Natural Grocers by Vitamin Cottage, Inc.	1,127	31,274
PriceSmart, Inc.	1,129	138,980
Sprouts Farmers Market, Inc.(1)	6,286	526,830
Sysco Corp.	3,609	275,006
Target Corp.	9,138	828,086
U.S. Foods Holding Corp.(1)	42	3,304

United Natural Foods, Inc.(1)	3,537	131,965
Village Super Market, Inc., Class A	560	19,354
Walmart, Inc.	38,489	4,253,419
		11,974,791
Containers and Packaging — 0.4%
AptarGroup, Inc.	1,089	135,853
Ardagh Metal Packaging SA	1,717	6,439
Avery Dennison Corp.	712	122,727
Ball Corp.	6,056	299,954
Crown Holdings, Inc.	1,304	126,266
Graphic Packaging Holding Co.	10,750	173,935
Greif, Inc., Class A	1,024	67,205
Greif, Inc., Class B	116	8,257
Myers Industries, Inc.	16	289
Packaging Corp. of America	2,847	580,987
Sealed Air Corp.	2,690	115,536
Silgan Holdings, Inc.	288	11,416
Smurfit WestRock PLC	5,852	208,858
TriMas Corp.	428	14,582
		1,872,304
Distributors — 0.1%
Genuine Parts Co.	2,819	367,598
LKQ Corp.	1,454	43,169
Pool Corp.	525	127,890
		538,657
Diversified Consumer Services — 0.3%
ADT, Inc.	1,916	15,807
Adtalem Global Education, Inc.(1)	1,079	99,872
Bright Horizons Family Solutions, Inc.(1)	7	719
Frontdoor, Inc.(1)	975	52,582
Graham Holdings Co., Class B	149	164,868
Grand Canyon Education, Inc.(1)	1,482	233,771
H&R Block, Inc.	1,041	43,847
Laureate Education, Inc., Class A(1)	7,000	216,300
Lincoln Educational Services Corp.(1)	1,186	24,408
OneSpaWorld Holdings Ltd.	1,890	38,594
Perdoceo Education Corp.	3,911	109,352
Service Corp. International	2,574	204,453
Stride, Inc.(1)	1,326	84,241
Universal Technical Institute, Inc.(1)	2,773	63,834
		1,352,648
Diversified Telecommunication Services — 1.2%
AT&T, Inc.	103,750	2,699,575
Cogent Communications Holdings, Inc.	795	15,169
Frontier Communications Parent, Inc.(1)	10,345	392,282
GCI Liberty, Inc., Class A(1)	23	767
GCI Liberty, Inc., Class C(1)	175	5,831
Iridium Communications, Inc.	5,237	85,887
Shenandoah Telecommunications Co.	1,439	15,728
Verizon Communications, Inc.	53,427	2,196,384
		5,411,623
Electric Utilities — 0.2%
Edison International	6,337	373,186
Exelon Corp.	10,009	471,624
		844,810

Electrical Equipment — 0.9%
Acuity, Inc.	647	237,074
AMETEK, Inc.	1,294	256,070
Atkore, Inc.	2,378	159,207
Eaton Corp. PLC	1,292	446,890
Emerson Electric Co.	428	57,087
EnerSys	1,386	198,350
Fluence Energy, Inc.(1)(2)	2,660	52,242
GE Vernova, Inc.	241	144,545
Generac Holdings, Inc.(1)	960	145,565
Hubbell, Inc.	516	222,618
Nextpower, Inc., Class A(1)	6,443	590,308
nVent Electric PLC	1,502	161,119
Regal Rexnord Corp.	73	10,657
Rockwell Automation, Inc.	256	101,340
Shoals Technologies Group, Inc., Class A(1)	4,450	37,335
Sunrun, Inc.(1)	1,196	24,219
Thermon Group Holdings, Inc.(1)	851	29,870
Vertiv Holdings Co., Class A	6,874	1,235,464
		4,109,960
Electronic Equipment, Instruments and Components — 1.8%
Advanced Energy Industries, Inc.	912	192,605
Amphenol Corp., Class A	4,361	614,465
Arrow Electronics, Inc.(1)	1,196	129,180
Avnet, Inc.	4,124	195,931
Badger Meter, Inc.	328	58,561
Bel Fuse, Inc., Class B	193	29,728
Belden, Inc.	393	44,566
Benchmark Electronics, Inc.	680	30,552
CDW Corp.	1,268	182,871
Cognex Corp.	815	31,052
Coherent Corp.(1)	198	32,524
Corning, Inc.	16,860	1,419,612
CTS Corp.	836	35,388
Daktronics, Inc.(1)	2,132	40,359
ePlus, Inc.	414	37,094
Fabrinet(1)	702	322,506
Flex Ltd.(1)	16,405	969,700
Insight Enterprises, Inc.(1)	568	49,172
IPG Photonics Corp.(1)	489	38,944
Jabil, Inc.	5,409	1,139,730
Keysight Technologies, Inc.(1)	2,094	414,507
Kimball Electronics, Inc.(1)	456	13,178
Knowles Corp.(1)	1,542	34,664
Littelfuse, Inc.	339	86,791
Methode Electronics, Inc.	656	4,973
Novanta, Inc.(1)	80	9,093
OSI Systems, Inc.(1)	13	3,521
PC Connection, Inc.	296	17,180
Plexus Corp.(1)	1,279	182,833
Ralliant Corp.	15	741
Sanmina Corp.(1)	1,305	203,795
ScanSource, Inc.(1)	656	26,975
TD SYNNEX Corp.	323	49,251
TE Connectivity PLC	2,971	671,892

Trimble, Inc.(1)	476	38,756
TTM Technologies, Inc.(1)	2,828	198,469
Vishay Intertechnology, Inc.	6,132	83,824
Vishay Precision Group, Inc.(1)(2)	659	22,498
Vontier Corp.	1,437	52,134
Zebra Technologies Corp., Class A(1)	79	19,967
		7,729,582
Energy Equipment and Services — 0.0%
Geospace Technologies Corp.(1)	956	12,590
Entertainment — 1.0%
Electronic Arts, Inc.	1,886	381,028
IMAX Corp.(1)	1,902	70,564
Liberty Media Corp.-Liberty Formula One, Class C(1)	857	82,255
Liberty Media Corp.-Liberty Live, Class C(1)	313	24,793
Live Nation Entertainment, Inc.(1)	935	122,906
Marcus Corp.	947	14,868
Netflix, Inc.(1)	16,486	1,773,564
Roku, Inc.(1)	368	35,619
Sphere Entertainment Co.(1)(2)	476	40,265
Take-Two Interactive Software, Inc.(1)	3,202	787,916
TKO Group Holdings, Inc.	119	23,073
Walt Disney Co.	4,994	521,723
Warner Bros Discovery, Inc.(1)	12,730	305,520
		4,184,094
Financial Services — 2.4%
Apollo Global Management, Inc.	5,385	710,012
Cannae Holdings, Inc.	1,556	25,052
Cass Information Systems, Inc.	476	19,992
Corpay, Inc.(1)	694	205,285
Enact Holdings, Inc.	836	32,362
Equitable Holdings, Inc.	16,816	785,139
Essent Group Ltd.	3,941	247,337
Euronet Worldwide, Inc.(1)	537	39,786
EVERTEC, Inc.	15	434
Federal Agricultural Mortgage Corp., Class C	384	65,956
Fidelity National Information Services, Inc.	202	13,286
Fiserv, Inc.(1)	1,305	80,218
Global Payments, Inc.	76	5,758
Jack Henry & Associates, Inc.	1,580	275,678
Marqeta, Inc., Class A(1)	117	560
Mastercard, Inc., Class A	4,954	2,727,326
MGIC Investment Corp.	11,649	330,249
NCR Atleos Corp.(1)	826	30,620
NMI Holdings, Inc., Class A(1)	4,141	157,979
Payoneer Global, Inc.(1)	5,767	33,333
PayPal Holdings, Inc.	4,181	262,107
PennyMac Financial Services, Inc.	1,447	194,723
Radian Group, Inc.	6,691	237,865
Rocket Cos., Inc., Class A	70	1,399
Shift4 Payments, Inc., Class A(1)(2)	372	27,446
Visa, Inc., Class A	10,844	3,626,667
Voya Financial, Inc.	3,658	257,157
Western Union Co.(2)	7,133	62,699
WEX, Inc.(1)	307	45,547
		10,501,972

Food Products — 0.4%
Alico, Inc.(2)	44	1,531
Archer-Daniels-Midland Co.	923	56,063
Bunge Global SA	4,288	411,948
Campbell's Co.	35	1,067
Darling Ingredients, Inc.(1)	3,795	138,935
Dole PLC	2,359	34,158
General Mills, Inc.	1,011	47,871
Hershey Co.	1,781	334,970
J.M. Smucker Co.	1,650	171,897
John B Sanfilippo & Son, Inc.	191	13,872
Kellanova	300	25,092
Lamb Weston Holdings, Inc.	3,027	178,775
Marzetti Co.	307	51,251
McCormick & Co., Inc.	41	2,767
Mondelez International, Inc., Class A	6,551	377,141
Vital Farms, Inc.(1)	714	23,348
		1,870,686
Ground Transportation — 1.6%
ArcBest Corp.	1,349	86,565
Covenant Logistics Group, Inc.	740	14,756
CSX Corp.	37,809	1,336,926
Heartland Express, Inc.	1,376	10,815
JB Hunt Transport Services, Inc.	2,632	457,863
Knight-Swift Transportation Holdings, Inc.	2,215	101,447
Landstar System, Inc.	1,483	194,036
Lyft, Inc., Class A(1)	15,509	326,154
Marten Transport Ltd.	2,515	25,779
Norfolk Southern Corp.	3,487	1,018,518
Old Dominion Freight Line, Inc.	4,042	546,842
Ryder System, Inc.	2,425	420,034
Saia, Inc.(1)	912	256,783
Schneider National, Inc., Class B	2,468	55,801
Uber Technologies, Inc.(1)	5,966	522,264
U-Haul Holding Co.(1)	153	8,055
U-Haul Holding Co.	2,030	97,663
Union Pacific Corp.	6,143	1,424,132
XPO, Inc.(1)	1,376	195,475
		7,099,908
Health Care Equipment and Supplies — 1.5%
Abbott Laboratories	7,124	918,284
Align Technology, Inc.(1)	744	109,509
Avanos Medical, Inc.(1)	656	7,701
Baxter International, Inc.	1,442	27,023
Becton Dickinson & Co.	809	156,962
Boston Scientific Corp.(1)	7,645	776,579
Cooper Cos., Inc.(1)	1,427	111,206
Dentsply Sirona, Inc.	2,258	25,606
Dexcom, Inc.(1)	5,073	321,983
Edwards Lifesciences Corp.(1)	4,717	408,822
GE HealthCare Technologies, Inc.	449	35,916
Globus Medical, Inc., Class A(1)	893	81,299
Haemonetics Corp.(1)	851	69,229
Hologic, Inc.(1)	1,690	126,699
IDEXX Laboratories, Inc.(1)	1,423	1,071,348

Inogen, Inc.(1)	66	467
Insulet Corp.(1)	116	37,954
Intuitive Surgical, Inc.(1)	1,229	704,807
Masimo Corp.(1)	148	21,080
Medtronic PLC	5,796	610,493
Merit Medical Systems, Inc.(1)	198	17,145
Neogen Corp.(1)	798	4,772
Novocure Ltd.(1)	7,305	93,577
OraSure Technologies, Inc.(1)	2,281	5,429
Penumbra, Inc.(1)	116	34,008
PROCEPT BioRobotics Corp.(1)	20	634
QuidelOrtho Corp.(1)	2,693	73,654
ResMed, Inc.	550	140,706
Stryker Corp.	1,088	403,844
Teleflex, Inc.	308	35,241
UFP Technologies, Inc.(1)	42	9,521
Zimmer Biomet Holdings, Inc.	1,860	181,387
		6,622,885
Health Care Providers and Services — 1.5%
Acadia Healthcare Co., Inc.(1)(2)	853	14,672
AMN Healthcare Services, Inc.(1)	1,574	26,207
Cardinal Health, Inc.	2,848	604,517
Castle Biosciences, Inc.(1)	190	7,591
Cencora, Inc.	2,091	771,433
Centene Corp.(1)	8,954	352,250
Chemed Corp.	131	57,534
Cigna Group	873	242,065
CorVel Corp.(1)	750	54,885
Cross Country Healthcare, Inc.(1)	1,321	13,553
CVS Health Corp.	2,390	192,060
DaVita, Inc.(1)	497	59,481
Elevance Health, Inc.	2,263	765,482
Encompass Health Corp.	1,387	161,197
Ensign Group, Inc.	1,695	314,490
Fulgent Genetics, Inc.(1)	519	15,352
Guardant Health, Inc.(1)	12	1,301
HCA Healthcare, Inc.	710	360,886
HealthEquity, Inc.(1)	873	91,822
Henry Schein, Inc.(1)	22	1,641
Hims & Hers Health, Inc.(1)(2)	24	954
Humana, Inc.	1,124	276,245
Labcorp Holdings, Inc.	1,320	354,790
McKesson Corp.	714	629,120
Molina Healthcare, Inc.(1)	2,006	297,410
National Research Corp.	476	8,087
NeoGenomics, Inc.(1)	814	9,849
Nutex Health, Inc.(1)(2)	212	24,403
Owens & Minor, Inc.(1)	2,504	6,811
Quest Diagnostics, Inc.	10	1,892
UnitedHealth Group, Inc.	2,605	859,051
		6,577,031
Health Care Technology — 0.0%
Doximity, Inc., Class A(1)	13	669
Health Catalyst, Inc.(1)(2)	1,134	3,390
Teladoc Health, Inc.(1)	476	3,613

Veeva Systems, Inc., Class A(1)	679	163,157
		170,829
Hotels, Restaurants and Leisure — 1.1%
Airbnb, Inc., Class A(1)	1,212	141,792
Aramark	656	24,383
Bloomin' Brands, Inc.	3,190	22,649
Booking Holdings, Inc.	233	1,145,123
Chipotle Mexican Grill, Inc.(1)	20,623	711,906
Choice Hotels International, Inc.	1,072	97,831
Cracker Barrel Old Country Store, Inc.	1,031	29,786
Darden Restaurants, Inc.	2,926	525,451
Dave & Buster's Entertainment, Inc.(1)	656	11,473
DoorDash, Inc., Class A(1)	898	178,136
Expedia Group, Inc.	239	61,110
Hilton Grand Vacations, Inc.(1)	199	8,523
McDonald's Corp.	2,270	707,831
Papa John's International, Inc.	2	84
Planet Fitness, Inc., Class A(1)	442	49,491
Pursuit Attractions & Hospitality, Inc.(1)	7	240
Sabre Corp.(1)	324	522
Starbucks Corp.	2,650	230,841
Texas Roadhouse, Inc.	2,823	494,731
Travel & Leisure Co.	571	39,159
Vail Resorts, Inc.	137	19,209
Wendy's Co.	2,488	21,024
Wingstop, Inc.	137	36,268
Wyndham Hotels & Resorts, Inc.	854	62,513
Yum! Brands, Inc.	1,310	200,705
		4,820,781
Household Durables — 1.4%
Beazer Homes USA, Inc.(1)	1,275	29,159
Cavco Industries, Inc.(1)	203	120,917
Century Communities, Inc.	1,258	82,135
Champion Homes, Inc.(1)	1,659	142,409
DR Horton, Inc.	4,599	731,287
Dream Finders Homes, Inc., Class A(1)(2)	15	297
Ethan Allen Interiors, Inc.	1,016	24,018
Garmin Ltd.	2,690	525,411
Green Brick Partners, Inc.(1)	1,373	93,199
Helen of Troy Ltd.(1)	685	12,981
Hovnanian Enterprises, Inc., Class A(1)	296	38,948
Installed Building Products, Inc.	873	233,982
KB Home	2,819	181,346
La-Z-Boy, Inc.	2,087	81,226
Leggett & Platt, Inc.	4,489	46,057
Lennar Corp., B Shares	433	53,515
Lennar Corp., Class A	4,810	631,553
LGI Homes, Inc.(1)(2)	116	6,034
Lovesac Co.(1)(2)	1,148	16,474
M/I Homes, Inc.(1)	1,420	195,378
Meritage Homes Corp.	3,005	219,605
Mohawk Industries, Inc.(1)	670	77,653
NVR, Inc.(1)	67	502,988
PulteGroup, Inc.	8,002	1,017,774
Sonos, Inc.(1)	3,390	62,918

Taylor Morrison Home Corp.(1)	5,179	324,672
Toll Brothers, Inc.	3,506	490,244
TopBuild Corp.(1)	116	52,490
Tri Pointe Homes, Inc.(1)	4,752	162,138
Whirlpool Corp.	101	7,812
		6,164,620
Household Products — 0.7%
Central Garden & Pet Co.(1)	394	13,459
Central Garden & Pet Co., Class A(1)	2,284	70,667
Church & Dwight Co., Inc.	2,662	226,696
Clorox Co.	2,002	216,096
Colgate-Palmolive Co.	10,124	813,868
Energizer Holdings, Inc.	451	8,222
Kimberly-Clark Corp.	5,236	571,352
Oil-Dri Corp. of America	14	762
Procter & Gamble Co.	8,781	1,300,993
Spectrum Brands Holdings, Inc.	577	34,245
		3,256,360
Independent Power and Renewable Electricity Producers — 0.0%
Ormat Technologies, Inc.	1,021	115,281
Insurance — 4.6%
Aflac, Inc.	11,274	1,243,635
Allstate Corp.	4,218	898,350
American Financial Group, Inc.	2,291	315,516
American International Group, Inc.	12,561	956,646
AMERISAFE, Inc.	476	19,421
Aon PLC, Class A	1,153	408,070
Arch Capital Group Ltd.(1)	9,400	882,848
Arthur J Gallagher & Co.	1,123	278,077
Assurant, Inc.	1,144	261,015
Assured Guaranty Ltd.	1,864	168,767
Axis Capital Holdings Ltd.	3,974	406,302
Brighthouse Financial, Inc.(1)	2,827	185,310
Brown & Brown, Inc.	15	1,206
Chubb Ltd.	3,865	1,144,736
Cincinnati Financial Corp.	2,642	442,773
CNA Financial Corp.	476	22,253
CNO Financial Group, Inc.	3,866	158,235
Erie Indemnity Co., Class A	493	145,677
Everest Group Ltd.	1,099	345,405
Fidelity National Financial, Inc.	4,506	267,792
First American Financial Corp.	3,227	212,207
Genworth Financial, Inc., Class A(1)	16,218	140,772
Globe Life, Inc.	2,855	384,654
Hanover Insurance Group, Inc.	1,098	203,734
Hartford Insurance Group, Inc.	9,362	1,282,875
Hippo Holdings, Inc.(1)	307	10,063
Horace Mann Educators Corp.	1,196	54,753
Kemper Corp.	656	26,712
Kinsale Capital Group, Inc.	523	201,303
Lincoln National Corp.	3,357	138,107
Markel Group, Inc.(1)	139	289,181
Marsh & McLennan Cos., Inc.	2,075	380,659
Mercury General Corp.	656	61,087
MetLife, Inc.	10,008	766,212

Old Republic International Corp.	9,697	447,032
Oscar Health, Inc., Class A(1)	2,908	52,257
Primerica, Inc.	1,671	429,982
Principal Financial Group, Inc.	6,857	581,611
Progressive Corp.	6,127	1,401,796
Prudential Financial, Inc.	5,413	585,957
Reinsurance Group of America, Inc.	2,257	428,537
RenaissanceRe Holdings Ltd.	1,161	303,218
RLI Corp.	1,439	88,729
Selective Insurance Group, Inc.	1,890	148,478
SiriusPoint Ltd.(1)	5,065	105,352
Skyward Specialty Insurance Group, Inc.(1)	976	47,785
Stewart Information Services Corp.	937	71,802
Travelers Cos., Inc.	5,388	1,577,930
United Fire Group, Inc.	195	7,127
Unum Group	5,800	440,626
W.R. Berkley Corp.	7,137	554,473
White Mountains Insurance Group Ltd.	97	196,352
Willis Towers Watson PLC	81	26,001
		20,199,398
Interactive Media and Services — 8.1%
Alphabet, Inc., Class A	40,029	12,816,485
Alphabet, Inc., Class C	32,128	10,284,815
Cargurus, Inc.(1)	5,046	178,023
Cars.com, Inc.(1)	3,736	43,338
EverQuote, Inc., Class A(1)	1,027	27,103
Match Group, Inc.	1,563	52,064
Meta Platforms, Inc., Class A	18,497	11,985,131
Pinterest, Inc., Class A(1)	2,692	70,315
Snap, Inc., Class A(1)	1,203	9,239
Taboola.com Ltd.(1)	6,524	26,618
Yelp, Inc.(1)	2,653	76,698
Ziff Davis, Inc.(1)	476	15,622
		35,585,451
IT Services — 1.0%
Accenture PLC, Class A	3,422	855,500
Akamai Technologies, Inc.(1)	2,332	208,761
Amdocs Ltd.	1,693	129,481
Cloudflare, Inc., Class A(1)	300	60,063
Cognizant Technology Solutions Corp., Class A	5,975	464,317
DXC Technology Co.(1)	8,410	111,012
EPAM Systems, Inc.(1)	193	36,091
Gartner, Inc.(1)	901	209,699
Globant SA(1)	193	12,280
GoDaddy, Inc., Class A(1)	2,616	334,482
Hackett Group, Inc.	836	15,441
International Business Machines Corp.	3,613	1,114,899
Kyndryl Holdings, Inc.(1)	9,508	245,592
MongoDB, Inc.(1)	76	25,260
Okta, Inc.(1)	96	7,712
Snowflake, Inc., Class A(1)	845	212,298
Twilio, Inc., Class A(1)	515	66,790
VeriSign, Inc.	412	103,820
		4,213,498

Leisure Products — 0.2%
Acushnet Holdings Corp.	1,128	94,865
Brunswick Corp.	3,033	200,512
Funko, Inc., Class A(1)(2)	28	88
Hasbro, Inc.	227	18,750
JAKKS Pacific, Inc.	417	6,851
Malibu Boats, Inc., Class A(1)	853	24,217
MasterCraft Boat Holdings, Inc.(1)	836	15,449
Mattel, Inc.(1)	12,755	269,386
Polaris, Inc.	1,481	98,279
Topgolf Callaway Brands Corp.(1)	3,826	49,279
YETI Holdings, Inc.(1)	3,813	158,163
		935,839
Life Sciences Tools and Services — 0.6%
10X Genomics, Inc., Class A(1)	2	38
Adaptive Biotechnologies Corp.(1)	15	295
Agilent Technologies, Inc.	1,489	228,562
Avantor, Inc.(1)	1,349	15,824
Azenta, Inc.(1)	1,196	42,530
Bio-Rad Laboratories, Inc., Class A(1)	127	41,257
Bio-Techne Corp.	753	48,576
Bruker Corp.	1,121	54,716
Charles River Laboratories International, Inc.(1)	185	32,956
Danaher Corp.	1,894	429,521
Illumina, Inc.(1)	90	11,831
IQVIA Holdings, Inc.(1)	514	118,225
Medpace Holdings, Inc.(1)	331	196,104
Mettler-Toledo International, Inc.(1)	88	129,951
OmniAb, Inc.(1)	47	1
OmniAb, Inc.(1)	47	—
Repligen Corp.(1)	116	19,838
Revvity, Inc.	296	30,905
Thermo Fisher Scientific, Inc.	883	521,703
Waters Corp.(1)	790	318,702
West Pharmaceutical Services, Inc.	721	199,897
		2,441,432
Machinery — 2.8%
Aebi Schmidt Holding AG	15	179
AGCO Corp.	1,863	197,403
Alamo Group, Inc.	428	68,638
Albany International Corp., Class A	775	36,952
Allison Transmission Holdings, Inc.	1,490	132,103
Astec Industries, Inc.	391	17,306
Atmus Filtration Technologies, Inc.	3,842	194,444
Caterpillar, Inc.	3,595	2,069,857
Crane Co.	248	45,446
Cummins, Inc.	3,148	1,567,641
Deere & Co.	4,313	2,003,345
Donaldson Co., Inc.	3,726	334,967
Dover Corp.	494	91,528
Enerpac Tool Group Corp.	1,006	38,097
Enpro, Inc.	7	1,560
Fortive Corp.	46	2,460
Franklin Electric Co., Inc.	1,395	132,734
Gates Industrial Corp. PLC(1)	1,354	30,817

Graco, Inc.	3,257	268,507
Graham Corp.(1)	587	33,753
Greenbrier Cos., Inc.	639	28,423
Hillman Solutions Corp.(1)	2,801	24,509
IDEX Corp.	283	49,222
Illinois Tool Works, Inc.	2,268	565,367
Ingersoll Rand, Inc.	603	48,445
ITT, Inc.	1,484	273,293
JBT Marel Corp.	465	65,346
Kadant, Inc.	94	26,143
Kennametal, Inc.	3,010	83,317
Lincoln Electric Holdings, Inc.	1,869	447,495
Lindsay Corp.	424	48,730
Middleby Corp.(1)	64	7,565
Mueller Industries, Inc.	5,354	588,244
Mueller Water Products, Inc., Class A	416	10,084
Nordson Corp.	33	7,843
Oshkosh Corp.	2,314	296,609
Otis Worldwide Corp.	1,461	129,810
PACCAR, Inc.	2,894	305,086
Parker-Hannifin Corp.	520	448,084
Pentair PLC	56	5,893
REV Group, Inc.	41	2,184
Snap-on, Inc.	168	57,128
Standex International Corp.	55	13,484
Stanley Black & Decker, Inc.	476	34,044
Tennant Co.	740	54,116
Terex Corp.	3,095	143,020
Timken Co.	1,546	125,829
Titan International, Inc.(1)	2,189	17,709
Toro Co.	4,414	307,832
Trinity Industries, Inc.	1,440	38,189
Wabash National Corp.	1,795	15,150
Watts Water Technologies, Inc., Class A	307	84,695
Westinghouse Air Brake Technologies Corp.	1,276	266,110
Worthington Enterprises, Inc.	1,131	62,047
Xylem, Inc.	1,388	195,250
		12,144,032
Marine Transportation — 0.0%
Costamare, Inc.	1,556	23,760
Matson, Inc.	1,608	175,240
Safe Bulkers, Inc.	3,896	20,610
		219,610
Media — 0.7%
Cable One, Inc.	207	24,258
Charter Communications, Inc., Class A(1)	344	68,841
Comcast Corp., Class A	42,462	1,133,311
EchoStar Corp., Class A(1)	5,743	420,905
Entravision Communications Corp., Class A	128	356
Fox Corp., Class A	7,790	510,245
Fox Corp., Class B	3,289	191,617
Ibotta, Inc., Class A(1)(2)	28	668
John Wiley & Sons, Inc., Class A	196	7,127
Liberty Broadband Corp., Class A(1)	116	5,372
Liberty Broadband Corp., Class C(1)	918	42,494

New York Times Co., Class A	2,270	146,415
News Corp., Class A	5,990	153,823
News Corp., Class B	1,556	45,793
Nexstar Media Group, Inc., Class A	315	60,524
Omnicom Group, Inc.	170	12,175
Optimum Communications, Inc., Class A(1)	8	15
Paramount Skydance Corp., Class B	5,523	88,479
PubMatic, Inc., Class A(1)(2)	1,016	9,154
Scholastic Corp.	1,305	38,550
Sirius XM Holdings, Inc.	2	43
Thryv Holdings, Inc.(1)	656	3,693
Trade Desk, Inc., Class A(1)	1,387	54,870
WideOpenWest, Inc.(1)	3,091	16,011
		3,034,739
Metals and Mining — 0.7%
Commercial Metals Co.	4,748	302,827
Kaiser Aluminum Corp.	310	29,775
Newmont Corp.	10,059	912,653
Nucor Corp.	4,732	754,707
Reliance, Inc.	1,583	442,164
Royal Gold, Inc.	1,277	260,304
Ryerson Holding Corp.	1,252	28,708
Steel Dynamics, Inc.	449	75,356
Worthington Steel, Inc.	1,863	62,876
		2,869,370
Oil, Gas and Consumable Fuels — 0.0%
DHT Holdings, Inc.	4,760	62,023
Epsilon Energy Ltd.	327	1,573
Evolution Petroleum Corp.	26	102
SFL Corp. Ltd.(2)	4,699	38,673
Teekay Tankers Ltd., Class A	157	9,054
		111,425
Paper and Forest Products — 0.1%
Louisiana-Pacific Corp.	3,816	312,950
Mercer International, Inc.	2,096	3,794
Sylvamo Corp.	1,921	90,998
		407,742
Personal Care Products — 0.1%
Edgewell Personal Care Co.	476	8,501
Estee Lauder Cos., Inc., Class A	1,353	127,277
Kenvue, Inc.	22,664	393,220
Nu Skin Enterprises, Inc., Class A	1,031	10,197
USANA Health Sciences, Inc.(1)	247	4,903
		544,098
Pharmaceuticals — 3.1%
Arvinas, Inc.(1)	1,599	20,123
Bristol-Myers Squibb Co.	19,347	951,872
Collegium Pharmaceutical, Inc.(1)	1,601	74,735
Corcept Therapeutics, Inc.(1)	1,140	90,516
Elanco Animal Health, Inc.(1)(2)	3,525	82,027
Eli Lilly & Co.	3,159	3,397,410
Innoviva, Inc.(1)	2,573	55,911
Jazz Pharmaceuticals PLC(1)	1,811	319,696
Johnson & Johnson	16,303	3,373,417
Ligand Pharmaceuticals, Inc.(1)	404	82,085

Maze Therapeutics, Inc.(1)	1,499	56,587
Merck & Co., Inc.	24,722	2,591,607
Pacira BioSciences, Inc.(1)	2,126	50,110
Pfizer, Inc.	30,678	789,652
Royalty Pharma PLC, Class A	3,781	151,316
Supernus Pharmaceuticals, Inc.(1)	1,229	56,030
Theravance Biopharma, Inc.(1)	1,561	31,688
Viatris, Inc.	44,367	474,283
Zoetis, Inc.	6,485	831,247
		13,480,312
Professional Services — 1.0%
Alight, Inc., Class A	11,130	25,710
Amentum Holdings, Inc.(1)	244	6,986
Automatic Data Processing, Inc.	6,377	1,628,048
Barrett Business Services, Inc.	980	34,388
Booz Allen Hamilton Holding Corp.	1,281	106,912
Broadridge Financial Solutions, Inc.	899	205,053
CACI International, Inc., Class A(1)	3	1,851
Clarivate PLC(1)	3,778	14,205
Concentrix Corp.	20	724
Conduent, Inc.(1)	8,010	15,539
CRA International, Inc.	306	53,960
CSG Systems International, Inc.	1,546	121,779
Equifax, Inc.	121	25,697
ExlService Holdings, Inc.(1)	1,736	68,971
Exponent, Inc.	393	28,414
Franklin Covey Co.(1)	476	7,483
FTI Consulting, Inc.(1)	116	18,925
Genpact Ltd.	1,273	56,088
Heidrick & Struggles International, Inc.	1,127	66,347
IBEX Holdings Ltd.(1)	21	739
Insperity, Inc.	1,777	62,853
Jacobs Solutions, Inc.	54	7,280
KBR, Inc.	657	27,082
Kelly Services, Inc., Class A	1,016	8,778
Kforce, Inc.	1,071	31,487
Korn Ferry	1,795	118,057
Leidos Holdings, Inc.	271	51,788
ManpowerGroup, Inc.	1,417	40,753
Parsons Corp.(1)	476	40,308
Paychex, Inc.	4,942	551,972
Paycom Software, Inc.	1,625	261,901
Paylocity Holding Corp.(1)	162	23,868
RCM Technologies, Inc.(1)	11	215
Resources Connection, Inc.	477	2,306
Robert Half, Inc.	4,380	118,435
Science Applications International Corp.	47	4,052
SS&C Technologies Holdings, Inc.	33	2,836
TransUnion	251	21,348
TriNet Group, Inc.	639	37,446
TrueBlue, Inc.(1)	1,556	7,624
Upwork, Inc.(1)	4,171	82,336
Verisk Analytics, Inc.	1,870	420,881
		4,411,425

Real Estate Management and Development — 0.4%
Anywhere Real Estate, Inc.(1)	2	28
CBRE Group, Inc., Class A(1)	3,645	589,870
CoStar Group, Inc.(1)	1,662	114,346
Cushman & Wakefield Ltd.(1)	1,765	29,564
Forestar Group, Inc.(1)	1,016	25,928
FRP Holdings, Inc.(1)	22	513
Howard Hughes Holdings, Inc.(1)	839	75,116
Jones Lang LaSalle, Inc.(1)	1,145	372,915
Kennedy-Wilson Holdings, Inc.	4,000	38,920
Marcus & Millichap, Inc.	1,452	42,544
Newmark Group, Inc., Class A	3,304	57,423
RE/MAX Holdings, Inc., Class A(1)	836	6,872
Seaport Entertainment Group, Inc.(1)(2)	197	4,228
Tejon Ranch Co.(1)	477	7,742
Zillow Group, Inc., Class A(1)	572	41,384
Zillow Group, Inc., Class C(1)	2,780	206,776
		1,614,169
Semiconductors and Semiconductor Equipment — 12.1%
Advanced Micro Devices, Inc.(1)	11,411	2,482,235
Allegro MicroSystems, Inc.(1)	836	22,313
Amkor Technology, Inc.	2,349	85,480
Analog Devices, Inc.	2,250	597,015
Applied Materials, Inc.	12,250	3,090,063
Axcelis Technologies, Inc.(1)	1,214	100,483
Broadcom, Inc.	20,152	8,120,450
CEVA, Inc.(1)	190	4,102
Cirrus Logic, Inc.(1)	920	110,713
Cohu, Inc.(1)	1,110	26,995
Enphase Energy, Inc.(1)	1,114	32,139
Entegris, Inc.	201	15,505
First Solar, Inc.(1)	904	246,720
FormFactor, Inc.(1)	1,218	67,014
GLOBALFOUNDRIES, Inc.(1)	760	27,238
Intel Corp.(1)	29,114	1,180,864
KLA Corp.	2,328	2,736,494
Kulicke & Soffa Industries, Inc.	2,349	105,963
Lam Research Corp.	22,899	3,572,244
Lattice Semiconductor Corp.(1)	670	47,041
Marvell Technology, Inc.	3,327	297,434
Micron Technology, Inc.	16,743	3,959,385
MKS, Inc.	567	88,673
Monolithic Power Systems, Inc.	136	126,231
NVIDIA Corp.	115,546	20,451,642
NXP Semiconductors NV	1,423	277,400
ON Semiconductor Corp.(1)	8,609	432,516
Onto Innovation, Inc.(1)	806	115,387
Penguin Solutions, Inc.(1)	2,773	56,098
Photronics, Inc.(1)	3,345	76,634
Qnity Electronics, Inc.	1,986	161,045
Qorvo, Inc.(1)	828	71,117
QUALCOMM, Inc.	10,209	1,716,031
Rambus, Inc.(1)	1,627	155,492
Semtech Corp.(1)	36	2,670

Skyworks Solutions, Inc.	1,852	122,139
SolarEdge Technologies, Inc.(1)(2)	308	11,251
Synaptics, Inc.(1)	748	51,246
Teradyne, Inc.	4,216	766,848
Texas Instruments, Inc.	8,127	1,367,530
Ultra Clean Holdings, Inc.(1)	1,818	46,104
Universal Display Corp.	323	38,414
Veeco Instruments, Inc.(1)	836	24,436
		53,086,794
Software — 7.1%
A10 Networks, Inc.	1,924	33,131
ACI Worldwide, Inc.(1)	656	30,740
Adeia, Inc.	945	11,690
Adobe, Inc.(1)	1,270	406,565
Autodesk, Inc.(1)	1,275	386,758
Bentley Systems, Inc., Class B	212	8,896
Bill Holdings, Inc.(1)	11	552
Box, Inc., Class A(1)	1,256	37,102
C3.ai, Inc., Class A(1)	599	8,656
Cadence Design Systems, Inc.(1)	1,902	593,120
Commvault Systems, Inc.(1)	323	39,890
Consensus Cloud Solutions, Inc.(1)	11	240
Crowdstrike Holdings, Inc., Class A(1)	904	460,281
Daily Journal Corp.(1)	1	458
Datadog, Inc., Class A(1)	652	104,326
Docusign, Inc.(1)	1,664	115,398
Dolby Laboratories, Inc., Class A	670	45,191
Dropbox, Inc., Class A(1)	1,231	36,782
Dynatrace, Inc.(1)	476	21,211
Elastic NV(1)	55	3,879
Fair Isaac Corp.(1)	138	249,205
Fortinet, Inc.(1)	5,070	411,329
Gen Digital, Inc.	2,996	79,005
HubSpot, Inc.(1)	5	1,837
InterDigital, Inc.	1,620	579,555
Intuit, Inc.	732	464,147
JFrog Ltd.(1)	36	2,195
LiveRamp Holdings, Inc.(1)	476	13,733
Manhattan Associates, Inc.(1)	726	128,103
MARA Holdings, Inc.(1)(2)	1,266	14,951
Microsoft Corp.	45,140	22,209,331
Nutanix, Inc., Class A(1)	836	39,961
Oracle Corp.	4,368	882,118
Pagaya Technologies Ltd., Class A(1)	2,751	68,637
Palantir Technologies, Inc., Class A(1)	4,458	750,950
Palo Alto Networks, Inc.(1)	6,652	1,264,745
Progress Software Corp.(1)	534	22,113
PTC, Inc.(1)	52	9,122
Qualys, Inc.(1)	749	105,497
Rapid7, Inc.(1)	35	549
Roper Technologies, Inc.	161	71,841
Salesforce, Inc.	1,682	387,768
ServiceNow, Inc.(1)	721	585,748
SPS Commerce, Inc.(1)	127	10,582
Synopsys, Inc.(1)	596	249,134

Teradata Corp.(1)	1,232	35,284
Tyler Technologies, Inc.(1)	132	61,990
Unity Software, Inc.(1)	20	850
Workday, Inc., Class A(1)	527	113,632
Xperi, Inc.(1)	592	3,428
Zoom Communications, Inc., Class A(1)	871	74,000
Zscaler, Inc.(1)	116	29,174
		31,265,380
Specialized REITs — 0.0%
Millrose Properties, Inc.	1,857	56,564
Specialty Retail — 3.6%
1-800-Flowers.com, Inc., Class A(1)(2)	1,438	4,904
Abercrombie & Fitch Co., Class A(1)	3,016	295,176
Advance Auto Parts, Inc.	2,197	113,980
American Eagle Outfitters, Inc.	8,674	176,950
Arhaus, Inc.(1)	2,937	30,369
Asbury Automotive Group, Inc.(1)	790	183,730
AutoNation, Inc.(1)	1,818	384,125
AutoZone, Inc.(1)	43	170,036
Bath & Body Works, Inc.	1,196	20,822
Best Buy Co., Inc.	7,059	559,638
Boot Barn Holdings, Inc.(1)	1,039	201,379
Buckle, Inc.	1,560	88,109
Build-A-Bear Workshop, Inc.	1,207	64,092
Burlington Stores, Inc.(1)	2,231	562,725
Caleres, Inc.	1,916	22,436
CarMax, Inc.(1)	5,128	198,248
Carvana Co.(1)	672	251,664
Cato Corp., Class A(1)	45	157
Chewy, Inc., Class A(1)	1,016	35,326
Dick's Sporting Goods, Inc.	2,333	481,928
Five Below, Inc.(1)	2,608	430,033
Floor & Decor Holdings, Inc., Class A(1)(2)	2,388	151,925
GameStop Corp., Class A(1)	3,825	86,177
Gap, Inc.	12,889	348,905
Genesco, Inc.(1)	656	23,518
Guess?, Inc.	1,916	32,687
Haverty Furniture Cos., Inc.	656	15,613
Home Depot, Inc.	4,475	1,597,217
Lithia Motors, Inc.	1,002	319,478
Lowe's Cos., Inc.	1,922	466,047
MarineMax, Inc.(1)	1,016	23,754
National Vision Holdings, Inc.(1)	476	13,733
ODP Corp.(1)	1,791	50,094
O'Reilly Automotive, Inc.(1)	4,833	491,516
Penske Automotive Group, Inc.	1,077	174,172
PetMed Express, Inc.(1)	18	32
Revolve Group, Inc.(1)	3	73
RH(1)	372	58,623
Ross Stores, Inc.	7,297	1,286,899
Sally Beauty Holdings, Inc.(1)	1,899	30,118
Shoe Carnival, Inc.	656	10,837
Signet Jewelers Ltd.	2,626	263,020
Sonic Automotive, Inc., Class A	854	53,828
TJX Cos., Inc.	18,433	2,800,341

Tractor Supply Co.	16,183	886,505
Ulta Beauty, Inc.(1)	1,687	909,006
Upbound Group, Inc.	1,120	20,070
Urban Outfitters, Inc.(1)	2,683	198,730
Victoria's Secret & Co.(1)	4,691	193,879
Wayfair, Inc., Class A(1)	857	94,956
Williams-Sonoma, Inc.	5,215	938,752
Zumiez, Inc.(1)(2)	836	21,736
		15,838,068
Technology Hardware, Storage and Peripherals — 6.5%
Apple, Inc.	91,749	25,584,209
Dell Technologies, Inc., Class C	2,500	333,375
Diebold Nixdorf, Inc.(1)	1,206	77,811
Eastman Kodak Co.(1)	370	2,827
Hewlett Packard Enterprise Co.	12,308	269,176
HP, Inc.	4,411	107,716
Immersion Corp.(2)	1,412	10,039
NetApp, Inc.	2,925	326,313
Pure Storage, Inc., Class A(1)	1,457	129,615
Sandisk Corp.(1)	874	195,147
Seagate Technology Holdings PLC	1,932	534,565
Super Micro Computer, Inc.(1)	8,935	302,450
Western Digital Corp.	3,080	503,056
		28,376,299
Textiles, Apparel and Luxury Goods — 1.2%
Capri Holdings Ltd.(1)	6,076	154,148
Carter's, Inc.	1,564	49,907
Columbia Sportswear Co.	1,033	55,482
Crocs, Inc.(1)	1,157	98,322
Deckers Outdoor Corp.(1)	4,925	433,548
G-III Apparel Group Ltd.(1)	2,043	59,553
Hanesbrands, Inc.(1)	4,784	30,953
Kontoor Brands, Inc.	2,400	178,440
Levi Strauss & Co., Class A	2,584	56,926
Lululemon Athletica, Inc.(1)	2,438	449,031
Movado Group, Inc.	656	13,737
NIKE, Inc., Class B	18,124	1,171,354
Oxford Industries, Inc.	850	32,436
PVH Corp.	1,775	150,449
Ralph Lauren Corp.	1,674	614,910
Steven Madden Ltd.	3,272	136,704
Tapestry, Inc.	9,539	1,042,422
Under Armour, Inc., Class A(1)(2)	5,586	25,807
Under Armour, Inc., Class C(1)(2)	3,536	15,665
VF Corp.	17,588	307,790
		5,077,584
Trading Companies and Distributors — 1.2%
Air Lease Corp.	4,381	280,077
Applied Industrial Technologies, Inc.	724	187,386
BlueLinx Holdings, Inc.(1)	647	40,366
Boise Cascade Co.	2,431	185,340
Core & Main, Inc., Class A(1)	1,549	74,879
DNOW, Inc.(1)	8,050	112,378
Fastenal Co.	21,726	877,731
FTAI Aviation Ltd.	347	60,114

GATX Corp.	175	27,988
Herc Holdings, Inc.	1,852	248,668
Hudson Technologies, Inc.(1)	1,740	11,832
McGrath RentCorp	840	86,587
MSC Industrial Direct Co., Inc., Class A	890	79,174
Rush Enterprises, Inc., Class A	2,269	118,124
Rush Enterprises, Inc., Class B	774	41,308
SiteOne Landscape Supply, Inc.(1)	332	44,581
Titan Machinery, Inc.(1)	1,016	18,816
United Rentals, Inc.	1,327	1,081,744
Watsco, Inc.	343	118,815
WESCO International, Inc.	1,330	355,655
WW Grainger, Inc.	1,117	1,059,620
		5,111,183
Water Utilities — 0.0%
American Water Works Co., Inc.	382	49,687
California Water Service Group	801	36,341
		86,028
Wireless Telecommunication Services — 0.4%
Gogo, Inc.(1)	1,905	13,621
T-Mobile U.S., Inc.	8,150	1,703,431
		1,717,052
TOTAL COMMON STOCKS (Cost $320,995,112)		438,235,463
RIGHTS — 0.0%
Biotechnology — 0.0%
Blueprint Medicines Corp.(1)	16	7
Mirati Therapeutics, Inc.(1)	384	269
Verve Therapeutics, Inc.(1)	6	4
		280
Consumer Staples Distribution & Retail — 0.0%
Walgreens Boots Alliance, Inc.(1)	2,724	1,444
Diversified Telecommunication Services — 0.0%
GCI Liberty, Inc.(1)	76	471
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1)	112	114
Pharmaceuticals — 0.0%
Concert Pharmaceuticals, Inc.(1)	70	26
TOTAL RIGHTS (Cost $1,864)		2,335
WARRANTS — 0.0%
Specialty Retail — 0.0%
GameStop Corp.(1) (Cost $—)	382	1,276
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	420,556	420,556
State Street Navigator Securities Lending Government Money Market Portfolio(3)	745,548	745,548
TOTAL SHORT-TERM INVESTMENTS (Cost $1,166,104)		1,166,104
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $322,163,080)		439,405,178
OTHER ASSETS AND LIABILITIES — (0.1)%		(442,276)
TOTAL NET ASSETS — 100.0%		$438,962,902

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $884,173. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $904,549, which includes securities collateral of $159,001.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.